Proposed Public Offering (FY) (Details) - $ / shares	11 Months Ended
	Dec. 31, 2020	Feb. 17, 2021
Public Warrants [Member]
Proposed Public Offerings [Abstract]
Number of securities included in unit (in shares)	0.50	0.50
Exercise price of warrants (in dollar per share)	$ 11.50	$ 11.50
Class A Ordinary Share [Member]
Proposed Public Offerings [Abstract]
Number of securities included in unit (in shares)	1	1
Number of shares issued upon exercise if warrant (in shares)	1	1
Proposed Public Offering [Member]
Proposed Public Offerings [Abstract]
Units to be issued (in shares)	17,500,000
Share price (in dollars per share)	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Proposed Public Offerings [Abstract]
Units to be issued (in shares)	20,125,000
Share price (in dollars per share)	$ 10.00	$ 10.00